Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

7. CONVERTIBLE NOTES PAYABLE

Lind Notes Payable

On February 23, 2023, the Company entered into a securities purchase agreement with Lind Global Fund II, LP (“Lind”), pursuant to which the Company issued Lind a secured, convertible note in the principal amount of $3,704,167, for a purchase price of $3,175,000 (the “Lind Note”), that is convertible into shares of the Company’s common stock at an initial conversion price of $10.5 per share, subject to adjustment. The Company also issued Lind a common stock purchase warrant (the “Lind Warrant”) to purchase up to 529,167 shares (post-split) of the Company’s common stock at an initial exercise price of $10.5 per share for a period of 5 years, subject to adjustment that immediately upon such issuance or sale, the Exercise Price in effect immediately prior to such issuance or sale shall be reduced (and in no event increased) to an Exercise Price equal to the consideration per share paid for such Additional Shares of Common Stock. The warrants were valued using the Black-Scholes model. The fair value of the warrants was determined to be $1,225,543, which was recorded to debt discount.

Beginning with the date that is six months from the issuance date of the Lind Note and on each one (1) month anniversary thereafter, the Company shall pay Lind an amount equal to $308,651, until the outstanding principal amount of the Lind Note has been paid in full prior to or on the Maturity Date or, if earlier, upon acceleration, conversion or redemption of the Lind Note in accordance with the terms thereof (the “Monthly Payments”). At the Company’s discretion, the Monthly Payments shall be made in (i) cash, (ii) shares of the Company’s common stock, or (iii) a combination of cash and Shares; if made in shares, the number of shares shall be determined by dividing (x) the principal amount being paid in shares by (y) 90% of the average of the 5 lowest daily VWAPs during the 20 trading days prior to the applicable payment date. The Lind Notes sets forth certain conditions that must be satisfied before the Company may make any Monthly Payments in shares of common stock. If the Company makes a Monthly Payment in cash, the Company must also pay Lind a cash premium of 5% of such Monthly Payment.

Upon the occurrence of any Event of Default (as defined in the Lind Note), the Company must pay Lind an amount equal to 120% of the then outstanding principal amount of the Lind Note (the “Mandatory Default Amount”), in addition to any other remedies under the Note or the other Transaction Documents. The Company and Lind entered into a letter agreement on September 12, 2023, pursuant to which the Mandatory Default Amount was reduced to 115% of the then outstanding principal amount of the Lind Note; pursuant to the letter agreement, Lind also agreed to waive any default associated with the Company’s market capitalization being below $12.5 million for 10 consecutive days through February 23, 2024, but retained its right to convert its Note. In addition, if the Company is unable to increase its market capitalization and is unable to obtain a further waiver or amendment to the Lind Note, then the Company could experience an event of default under the Lind Note, which could have a material adverse effect on the Company’s liquidity, financial condition, and results of operations. The Company cannot make any assurances regarding the likelihood, certainty, or exact timing of the Company’s ability to increase its market capitalization, as such metric is not within the immediate control of the Company and depends on a variety of factors outside the Company’s control.

The Lind Warrant may be exercised via cashless exercise.

The warrant exercise price was reset to $3.5 in accordance to the issuance of common stock in relation to securities purchase agreement on July 2023. On May 22, 2024, the exercise price of these warrants was reset to $0.75 along with the immediate exercise of existing warrants and issuance of the New Warrants. As of March 31, 2025, these Lind Warrants associated with the first Lind Note were fully exercised.

On November 17, 2023, the Company entered another securities purchase agreement with Lind, pursuant to which the Company issued Lind a secured, convertible note (the “2nd Lind Note”) in the principal amount of $1,200,000, for a purchase price of $1,000,000, that is convertible into shares of the Company’s common stock at a conversion price, which shall be the lesser of (i) $3.50 and (ii) 90% of the average of the three lowest VWAPs during the 20 trading days prior to conversion. The 2nd Lind Note shall be due and payable on May 19, 2025, and bears no interest. The Company may prepay all, but not less than all, outstanding principal amount prior to maturity, and Lind shall have the right to convert up to one third of the principal amount when the Company prepays. Upon the occurrence of any Event of Default (as defined in the 2nd Lind Note), the Company must pay Lind an amount equal to 120% of the then outstanding principal amount of the Lind Note, in addition to any other remedies under the Note or the other transaction documents. Lind also received a 5-year common stock purchase warrant to purchase up to 1,000,000 shares of the Company’s common stock at an initial exercise price of $2 per share for a period of 5 years. The warrants were valued using the Black-Scholes model. The fair value of the warrants was determined to be $480,795, which was recorded to debt discount. An amendment was filed with the SEC on February 29, 2024 to disclose that due to Nasdaq requirements, the parties entered into an amendment to the Note, pursuant to which the conversion price shall have a floor price of $1.00. Additionally, the amendment requires the Company to make a cash payment to Lind if in connection with a conversion, the conversion price is deemed to be the floor price. During the year ended December 31, 2024, Lind converted $800,000 of 2nd Lind Note principal amounts into the Company’s common stocks. Refer to the common stock issuance details in Note 12, Equity. On March 3 and April 1, 2025, Lind converted the remaining $400,000 principal balance ($200,000 for each conversion) into the Company’s common stocks.

On January 17, 2024, the Company entered another securities purchase agreement with Lind, pursuant to which the Company issued Lind a secured, convertible note (the “3rd Lind Note”) in the principal amount of $1,000,000, for a purchase price of $833,333, that is convertible into shares of the Company’s common stock at a conversion price, which shall be the lesser of (i) $3.50 and (ii) 90% of the average of the three lowest VWAPs during the 20 trading days prior to conversion. The 3rd Lind Note shall be due and payable on July 17, 2025 and bear no interest. The Company may prepay all, but not less than all, outstanding principal amount prior to maturity, and Lind shall have the right to convert up to one third of the principal amount when the Company prepays. Upon the occurrence of any Event of Default (as defined in the 3rd Lind Note), the Company must pay Lind an amount equal to 120% of the then outstanding principal amount of the Lind Note, in addition to any other remedies under the Note or the other transaction documents Lind also received a 5-year, common stock purchase warrant to purchase up to 1,000,000 shares of the Company’s common stock at an initial exercise price of $2 per share. The warrants were valued using the Black-Scholes model. The fair value of the warrants was determined to be $394,071, which was recorded to debt discount. An amendment was filed with the SEC on February 29, 2024 to disclose that due to Nasdaq requirements, the parties entered into an amendment to the Note, pursuant to which the conversion price shall have a floor price of $1.00. Additionally, the amendment requires the Company to make a cash payment to Lind if in connection with a conversion, the conversion price is deemed to be the floor price. No conversion or repayment to 3rd Lind Note has occurred during the year ended December 31, 2024. On March 3 and April 1, 2025, Lind converted $400,000 principal balance ($200,000 for each conversion) into the Company’s common stock, leaving outstanding principal of $600,000.

In connection with above three Lind Note offerings, the Company and its subsidiaries: BioKey, BioLite, Biolite BVI, and American BriVision, jointly and severally guaranteed all of the obligations of the Company in connection with the offering with certain collateral, as set forth in the related transaction documents.

On May 22, 2024, November 19, 2024, and January 9, 2025, Lind exercised 1,000,000, 500,000, 1,029,167 of the existing warrants to purchase shares of Common Stock at a reduced exercise price of $0.75, $0.42, and $0.40 per share, respectively. Refer to the details in Note 12, Equity.

Total interest expenses in connection with the above three Lind Notes were $209,372 and $172,884 for the three months ended March 31, 2025 and 2024, respectively.

Other Convertible Notes Payable

On November 1, 2024 and November 5, 2024, the Company’s subsidiary, AiBtl, issued two convertible notes payable, each with a principal amount of $30,000 to two separate individuals, for total consideration of $60,000. Each note has a 1-year term and an implied annual discount rate of 6.89%. These convertible notes bear a 0% interest rate and are convertible by the holders into the AiBtl’s common stock at $5 per share at any time before the maturity. AiBtl reserves the right to repurchase the note in full at any time before maturity.

The convertible notes payable is accounted for in accordance with ASC 470-20, Debt with Conversion and Other Options. The Company evaluated the conversion feature and determined that it qualifies for equity classification as it meets the “fixed-for-fixed” criteria. The proceeds from the issuance were allocated to the present value of the liability component in aggregate for $56,132, and to debt discount for $3,868. The debt discount is recorded in additional paid-in capital in the statement of change in equity.

The debt discount is being amortized over the 1-year term using the effective interest method. During the three months ended March 31, 2025, the Company recognized $984 in interest expense related to the amortization of the debt discount.

The carrying amounts of the liability component are summarized as follows:

March 31, 2025	Issuance Entity	Issuance Date	Maturity Date	Principal Amount at Issuance	Stated Interest Rate	Effective Interest Rate	Conversion Price	Common Stock to be converted	Principal Amount at Balance Sheet Date	Unamortized Discount	Carrying Value	Fair Value
2nd LIND Note	ABVC	November 17, 2023	May 19, 2025	$1,200,000	0%	86.94%	$1.00	ABVC	$200,000	$26,110	$173,890	$240,000
3rd LIND Note	ABVC	January 17, 2024	July 17, 2025	1,000,000	0%	87.40%	$1.00	ABVC	800,000	196,114	603,886	960,000
Other Note	AiBtl	November 1, 2024	November 1, 2025	30,000	0%	6.89%	$5.00	AiBtl	30,000	1,119	28,881	30,000
Other Note	AiBtl	November 5, 2024	November 5, 2025	30,000	0%	6.89%	$5.00	AiBtl	30,000	1,118	28,882	30,000
				$2,260,000					$1,060,000	$224,460	$835,539	$1,260,000

December 31, 2024	Issuance Entity	Issuance Date	Maturity Date	Principal Amount at Issuance	Stated Interest Rate	Effective Interest Rate	Conversion Price	Common Stock to be converted	Principal Amount at Balance Sheet Date	Unamortized Discount	Carrying Value	Fair Value
2nd LIND Note	ABVC	November 17, 2023	May 19, 2025	$1,200,000	0%	86.94%	$1.00	ABVC	$400,000	$118,048	$281,952	$480,000
3rd LIND Note	ABVC	January 17, 2024	July 17, 2025	1,000,000	0%	87.40%	$1.00	ABVC	1,000,000	388,685	611,315	1,200,000
Other Note	AiBtl	November 1, 2024	November 1, 2025	30,000	0%	6.89%	$5.00	AiBtl	30,000	1,610	28,390	30,000
Other Note	AiBtl	November 5, 2024	November 5, 2025	30,000	0%	6.89%	$5.00	AiBtl	30,000	1,611	28,389	30,000
				$2,260,000					$1,460,000	$509,954	$950,046	$1,740,000

7. CONVERTIBLE NOTES PAYABLE

Lind Notes Payable

On February 23, 2023, the Company entered into a securities purchase agreement with Lind Global Fund II, LP (“Lind”), pursuant to which the Company issued Lind a secured, convertible note in the principal amount of $3,704,167, for a purchase price of $3,175,000 (the “Lind Note”), that is convertible into shares of the Company’s common stock at an initial conversion price of $10.5 per share, subject to adjustment. The Company also issued Lind a common stock purchase warrant (the “Lind Warrant”) to purchase up to 529,167 shares (post-split) of the Company’s common stock at an initial exercise price of $10.5 per share for a period of 5 years, subject to adjustment that immediately upon such issuance or sale, the Exercise Price in effect immediately prior to such issuance or sale shall be reduced (and in no event increased) to an Exercise Price equal to the consideration per share paid for such Additional Shares of Common Stock. The warrants were valued using the Black-Scholes model. The fair value of the warrants was determined to be $1,225,543, which was recorded to debt discount.

Beginning with the date that is six months from the issuance date of the Lind Note and on each one (1) month anniversary thereafter, the Company shall pay Lind an amount equal to $308,651, until the outstanding principal amount of the Lind Note has been paid in full prior to or on the Maturity Date or, if earlier, upon acceleration, conversion or redemption of the Lind Note in accordance with the terms thereof (the “Monthly Payments”). At the Company’s discretion, the Monthly Payments shall be made in (i) cash, (ii) shares of the Company’s common stock, or (iii) a combination of cash and Shares; if made in shares, the number of shares shall be determined by dividing (x) the principal amount being paid in shares by (y) 90% of the average of the 5 lowest daily VWAPs during the 20 trading days prior to the applicable payment date. The Lind Notes sets forth certain conditions that must be satisfied before the Company may make any Monthly Payments in shares of common stock. If the Company makes a Monthly Payment in cash, the Company must also pay Lind a cash premium of 5% of such Monthly Payment.

Upon the occurrence of any Event of Default (as defined in the Lind Note), the Company must pay Lind an amount equal to 120% of the then outstanding principal amount of the Lind Note (the “Mandatory Default Amount”), in addition to any other remedies under the Note or the other Transaction Documents. The Company and Lind entered into a letter agreement on September 12, 2023, pursuant to which the Mandatory Default Amount was reduced to 115% of the then outstanding principal amount of the Lind Note; pursuant to the letter agreement, Lind also agreed to waive any default associated with the Company’s market capitalization being below $12.5 million for 10 consecutive days through February 23, 2024, but retained its right to convert its Note. In addition, if the Company is unable to increase its market capitalization and is unable to obtain a further waiver or amendment to the Lind Note, then the Company could experience an event of default under the Lind Note, which could have a material adverse effect on the Company’s liquidity, financial condition, and results of operations. The Company cannot make any assurances regarding the likelihood, certainty, or exact timing of the Company’s ability to increase its market capitalization, as such metric is not within the immediate control of the Company and depends on a variety of factors outside the Company’s control.

The Lind Warrant may be exercised via cashless exercise.

The warrant exercise price was reset to $3.5 in accordance to the issuance of common stock in relation to securities purchase agreement on July 2023. On May 22, 2024, the exercise price of these warrants was reset to $0.75 along with the immediate exercise of existing warrants and issuance of the New Warrants. As of December 31, 2024, these Lind Warrants associated with the first Lind Note were fully exercised.

On November 17, 2023, the Company entered another securities purchase agreement with Lind, pursuant to which the Company issued Lind a secured, convertible note (the “2nd Lind Note”) in the principal amount of $1,200,000, for a purchase price of $1,000,000, that is convertible into shares of the Company’s common stock at a conversion price, which shall be the lesser of (i) $3.50 and (ii) 90% of the average of the three lowest VWAPs during the 20 trading days prior to conversion. The 2nd Lind Note shall be due and payable on May 19, 2025 and bear no interest. The Company may prepay all, but not less than all, outstanding principal amount prior to the maturity, and Lind shall have the right to convert up to one third of the principal amount when the Company prepays. Upon the occurrence of any Event of Default (as defined in the 2nd Lind Note), the Company must pay Lind an amount equal to 120% of the then outstanding principal amount of the Lind Note, in addition to any other remedies under the Note or the other transaction documents. Lind also received a 5-year common stock purchase warrant to purchase up to 1,000,000 shares of the Company’s common stock at an initial exercise price of $2 per share for a period of 5 years. The warrants were valued using the Black-Scholes model. The fair value of the warrants was determined to be $480,795, which was recorded to debt discount. An amendment was filed with the SEC on February 29, 2024 to disclose that due to Nasdaq requirements, the parties entered into an amendment to the Note, pursuant to which the conversion price shall have a floor price of $1.00. Additionally, the amendment requires the Company to make a cash payment to Lind if in connection with a conversion, the conversion price is deemed to be the floor price. During the year ended December 31, 2024, Lind converted $800,000 of 2nd Lind Note principal amounts into the Company’s common stocks. Refer to the common stock issuance details in Note 12, Equity. As of April 1, 2025, Lind has converted the remaining $400,000 principal balance into the Company’s common stocks.

On January 17, 2024, the Company entered another securities purchase agreement with Lind, pursuant to which the Company issued Lind a secured, convertible note (the “3rd Lind Note”) in the principal amount of $1,000,000, for a purchase price of $833,333, that is convertible into shares of the Company’s common stock at a conversion price, which shall be the lesser of (i) $3.50 and (ii) 90% of the average of the three lowest VWAPs during the 20 trading days prior to conversion. The 3rd Lind Note shall be due and payable on July 17, 2025 and bear no interest. The Company may prepay all, but not less than all, outstanding principal amount prior to the maturity, and Lind shall have the right to convert up to one third of the principal amount when the Company prepays. Upon the occurrence of any Event of Default (as defined in the 3rd Lind Note), the Company must pay Lind an amount equal to 120% of the then outstanding principal amount of the Lind Note, in addition to any other remedies under the Note or the other transaction documents Lind also received a 5-year, common stock purchase warrant to purchase up to 1,000,000 shares of the Company’s common stock at an initial exercise price of $2 per share. The warrants were valued using the Black-Scholes model. The fair value of the warrants was determined to be $394,071, which was recorded to debt discount. An amendment was filed with the SEC on February 29, 2024 to disclose that due to Nasdaq requirements, the parties entered into an amendment to the Note, pursuant to which the conversion price shall have a floor price of $1.00. Additionally, the amendment requires the Company to make a cash payment to Lind if in connection with a conversion, the conversion price is deemed to be the floor price. No conversion or repayment to 3rd Lind Note has occurred during the year ended December 31, 2024. As of April 1, 2025, Lind has converted $400,000 principal balance into the Company’s common stock, leaving outstanding principal of $600,000.

In connection with above three Lind Note offerings, the Company and its subsidiaries: BioKey, BioLite, Biolite BVI, and American BriVision, jointly and severally guaranteed all of the obligations of the Company in connection with the offering with certain collateral, as set forth in the related transaction documents.

On May 22, 2024 and November 19, 2024, Lind has exercised 1,000,000 and 500,000 of the existing warrants to purchase shares of Common Stock at a reduced exercise price of $0.75 and $0.42 per share, respectively. Refer to the details in Note 12, Equity.

Total interest expenses in connection with the above three Lind Notes were $773,139 and $1,233,284 for the years ended December 31, 2024 and 2023, respectively.

Other Convertible Notes Payable

On November 1, 2024 and November 5, 2024, the Company’s subsidiary, AiBtl, issued two convertible note payable, each with a principal amount of $30,000 to two separate individuals, for total consideration of $60,000. Each note has a 1-year term and an implied annual discount rate of 6.89%. These convertible notes bear 0% interest rate and are convertible by the holders into the AiBtl’s common stock at $5 per share at any time before the maturity. AiBtl reserves the right to repurchase the note in full at any time before the maturity.

The convertible notes payable is accounted for in accordance with ASC 470-20, Debt with Conversion and Other Options. The Company evaluated the conversion feature and determined that it qualifies for equity classification as it meets the “fixed-for-fixed” criteria. The proceeds from the issuance were allocated to the present value of the liability component in aggregate for $56,132, and to debt discount for $3,868. The debt discount is recorded in additional paid-in capital in the statement of change in equity.

The debt discount is being amortized over the 1-year term using the effective interest method. During the year ended December 31, 2024, the Company recognized $646 in interest expense related to the amortization of the debt discount.

The carrying amounts of the liability component are summarized as follows:

December 31, 2024	Issuance Entity	Issuance Date	Maturity Date	Principal Amount at Issuance	Stated Interest Rate	Effective Interest Rate	Conversion Price	Common Stock to be converted	Principal Amount at Balance Sheet Date	Unamortized Discount	Carrying Value	Fair Value
2nd LIND Note	ABVC	November 17, 2023	May 19, 2025	$1,200,000	0%	86.94%	$1.00	ABVC	$400,000	$118,048	$281,952	$480,000
3rd LIND Note	ABVC	January 17, 2024	July 17, 2025	1,000,000	0%	87.40%	$1.00	ABVC	1,000,000	388,685	611,315	1,200,000
Other Note	AiBtl	November 1, 2024	November 1, 2025	30,000	0%	6.89%	$5.00	AiBtl	30,000	1,610	28,390	30,000
Other Note	AiBtl	November 5, 2024	November 5, 2025	30,000	0%	6.89%	$5.00	AiBtl	30,000	1,611	28,389	30,000
				$2,260,000					$1,460,000	$509,954	$950,046	$1,740,000

December 31, 2023	Issuance Entity	Issuance Date	Maturity Date	Principal Amount	Stated Interest Rate	Effective Interest Rate	Conversion Price	Common Stock to be converted	Principal Amount at Balance Sheet Date	Unamortized Discount	Carrying Value	Fair Value
1st LIND Note	ABVC	February 23, 2023	August 23, 2024	$3,704,167	0%	61.42%	$3.50	ABVC	$811,175	$290,063	$521,112	$973,410
2nd LIND Note	ABVC	November 17, 2023	May 19, 2025	1,200,000	0%	86.94%	$1.00	ABVC	1,200,000	834,590	365,410	1,440,000
				$4,904,167					$2,011,175	$1,124,653	$886,522	$2,413,410